Income Taxes - Reconciliations of Income Tax Rate and Actual Tax Charge (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Net income (loss) before taxes	$ 102,988	$ (66,389)	$ 52,537
Net income (loss) not subject to taxes	85,588	(90,448)	(121,917)
Net income (loss) subject to taxes	17,400	24,059	174,454
At applicable statutory tax rates	(6,292)	6,812	43,139
Permanent differences	(12,245)	(11,444)	(44,706)
Adjustments related to currency differences	6,476	(14,044)	(9,514)
Temporary differences for which no deferred tax asset was recognized	23	705	1,363
Valuation allowance	1,600	24,673
Prior year current taxes accrued	(39)	(23)
Tax (recovery) expense related to current year	$ (10,477)	$ 6,679	$ (9,718)